Decommissioning Liability (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability

($ millions)	2019	2018
Decommissioning liability, beginning of year	1,230.7	1,344.2
Liabilities incurred	30.7	38.6
Liabilities acquired through capital acquisitions	0.7	0.4
Liabilities disposed through capital dispositions	(223.6)	(68.3)
Liabilities settled	(28.7)	(25.3)
Revaluation of acquired decommissioning liabilities (1)	0.9	0.6
Change in estimated future costs	6.2	(79.9)
Change in discount rate	115.3	(20.2)
Accretion expense	23.5	30.6
Reclassified as liabilities associated with assets held for sale	(7.9)	—
Foreign exchange	(3.8)	10.0
Decommissioning liability, end of year	1,144.0	1,230.7
Expected to be incurred within one year	35.0	26.9
Expected to be incurred beyond one year	1,109.0	1,203.8

(1)
These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.